Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ (1,530)	$ 0
Increase (decrease) in valuation allowance	14,495	(146,794)
Recapitalization transaction	0	157,855
Cancellation of debt income	0	15,360
Valuation allowance	124,219	109,724
Net operating loss carryovers	$ 144,500	36,600
Colorado department of revenue | State
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)		$ 0